WARRANT LIABILITY (Details 1) - Series B Warrants [Member] - $ / shares		1 Months Ended	6 Months Ended
	Oct. 03, 2023	Mar. 31, 2025	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Exercise price	$ 45.20	$ 45.20	$ 45.20
Share price	$ 39.40	$ 9.25	$ 5.39
Expected life	3 years 3 days	1 year 6 months 3 days	1 year 3 days
Expected volatility		207.73%	83.00%
Risk free interest rate	4.95%	3.96%	3.68%
Expected dividend